Deposits, Payments and Other Receivables, Net	6 Months Ended
Mar. 31, 2026
Deposits, Payments and Other Receivables, Net [Abstract]
DEPOSITS, PAYMENTS AND OTHER RECEIVABLES, NET

6. DEPOSITS, PAYMENTS AND OTHER RECEIVABLES, NET

Deposits, payments and other receivables, net consist of the following:

	September 30,	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Payments for suppliers	9,313,656	13,108,126	1,900,279
Deferred IPO costs	-	172,376	24,989
Others	314,721	454,952	65,955
Total	9,628,377	13,735,454	1,991,223